Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2023	$1,417	$32,380	$4,387	7,079	$45,263
Additions	75	1,812	220	767	2,874
Disposals	—	(2)	(3)	(414)	(419)
Exchange difference	10	107	16	—	133
At December 31, 2023	1,502	34,297	4,620	7,432	47,851
Additions	—	772	70	462	1,304
Disposals	(77)	(727)	(275)	(705)	(1,784)
Exchange difference	(4)	(22)	(19)	—	(45)
At December 31, 2024	1,421	34,320	4,396	7,189	47,326
Additions	20	304	162	1,255	1,741
Acquisition of ACP Advanced Circuit Pursuit AG	—	951	—	—	951
Disposals	(38)	(88)	(459)	(302)	(887)
Exchange difference	30	235	160	—	425
At December 31, 2025	$1,433	$35,722	$4,259	$8,142	$49,556
Depreciation and impairment:
At January 1, 2023	1,333	26,971	3,993	4,477	36,774
Depreciation charge for the year	41	2,421	198	1,223	3,883
Impairment	—	711	—	—	711
Disposals	—	(2)	—	(414)	(416)
Exchange difference	7	69	8	—	84
At December 31, 2023	1,381	30,170	4,199	5,286	41,036
Depreciation charge for the year	21	1,656	225	1,201	3,103
Impairment	—	251	—	—	251
Disposals	(23)	(606)	(224)	(483)	(1,336)
Exchange difference	(4)	(15)	(17)	—	(36)
At December 31, 2024	1,375	31,456	4,183	6,004	43,018
Depreciation charge for the year	14	1,571	192	980	2,757
Disposals	(37)	(88)	(448)	(304)	(877)
Exchange difference	208	262	(112)	—	358
At December 31, 2025	$1,422	$33,111	$4,044	6,680	$45,257
Net book value:
At January 1, 2023	$84	$5,409	$394	2,602	$8,489
At December 31, 2023	121	4,127	421	2,146	6,815
At December 31, 2024	46	2,864	213	1,185	4,308
At December 31, 2025	$11	$2,611	$215	1,462	$4,299
Right-of-use assets as of December 31, 2025 relate to real-estate leases ($7,921,000, gross, $6,969,000, gross as of December 31, 2024 and $7,212,000, gross as of December 31, 2023) as well as IT and office equipment leases ($220,000, gross, $220,000, gross as of December 31, 2024 and 2023).
Increases related to the acquisition of ACP Advanced Circuit Pursuit AG represent the fair value of fixed assets acquired as part of the integration of this company into the Company’s scope of consolidation. Accumulated depreciation represents the depreciation recognized on these assets at the acquisition date.
In the year ended December 31, 2024, the Company recognized an impairment loss of $251,000 related to the decision to discontinue the development of the 5G broadband platform. In the year ended December 31, 2023, the Company recognized an impairment loss of $707,000 related to a production equipment with a carrying amount is not recoverable.

Following the sale and license back of the Monarch 2 and Calliope 2 intellectual property as described in Note 4, the Company reassessed the remaining useful lives of equipment related to these two products, extending the useful lives until the end of 2029 to be consistent with the estimated useful life of the license back.